Redeemable Convertible Preferred Stock (Details) - Xos, Inc. [Member] - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable Convertible Preferred Stock (Details) [Line Items]
Warrant exercisable (in Shares)	319,411		319,411
Cash proceeds			$ 9,570
Subscription receivable balances	$ 2,810		$ 2,810	$ 364	$ 0
Additional issued (in Shares)	3,739,846		3,739,846
Cash Proceeds	$ 31,759		$ 31,759
Convertible note	$ 21,540,000	$ 21,500,000	$ 21,540,000
Dividend rate		8.00%	8.00%
Preferred stock shares (in Shares)	319,411		319,411
Exercise price per share (in Dollars per share)	$ 8.50		$ 8.50
Redeemable Convertible Preferred Stock Subscription	The above factors calculate the value of one option at $5.35, with a resulting value for the 319,411 options of $1,707.
SAFE Note [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Convertible note	$ 30		$ 30
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Preferred stock shares (in Shares)	25,794,475		25,794,475
Subscription receivable	$ 2,430		$ 2,430
Class A preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Preferred stock shares (in Shares)	1,411,764		1,411,764